Cash and cash equivalents (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents
Cash on hand	$ 358,534	$ 279,521	$ 239,542
Bank balances	400,213,133	367,146,884	179,097,293
Cash	400,571,667	367,426,405	179,336,835
Time deposits	222,861,432	186,368,967	389,303,495
Securities purchased under resale agreements	57,570,583	49,038,418	12,115,866
Investments in mutual funds	26,119,133	15,320,226	16,325,479
Short term investments classified as cash equivalents	83,689,716	64,358,644	28,441,345
Cash equivalents	306,551,148	250,727,611	417,744,840
Total	$ 707,122,815	$ 618,154,016	$ 597,081,675	$ 265,568,125